Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 152,734,375.00
Previously Paid Amount	13,810.00
Total Fee Amount	21,092.62
Total Offset Amount	0.00
Net Fee	$ 7,282.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A